Note 21 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

21. Related Party Transactions

Certain amounts of the Company’s indebtedness disclosed in Note 9 – Debt, Net have historically, and with regard to the $80.0 million of Subordinated Notes, are currently, held by five financial institutions. As of June 30, 2020, three of the financial institutions, Highbridge Capital Management, LLC (“Highbridge”), Mudrick Capital Management, L.P (“Mudrick”) and, Whitebox Advisors, LLC (“Whitebox”), held more than 10% of the common stock of the Company and, as a result, each are considered a related party (the “Related Parties”) in accordance with ASC 850, Related Party Disclosures. For the three and six months ended June 30, 2020, Interest expense, net of capitalized interest included $12.7 million and $27.8 million, respectively, for the debt held by Related Parties. For the three and six months ended June 30, 2019, Interest expense, net of capitalized interest included $11.0 million and

$21.7 million, respectively, for the debt held by Related Parties. As of June 30, 2020 and December 31, 2019, the Related Parties held a total $67.8 million and $421.6 million, respectively, of debt.

20.  Related Party Transactions

As disclosed in Note 9 — Debt, the Company has issued numerous tranches of debt since emerging from bankruptcy primarily to five financial institutions. These financial institutions, Aristeia Capital LLC (“Aristeia”), Highbridge Capital Management, LLC (“Highbridge”), Mudrick Capital Management, L.P (“Mudrick”) Whitebox Advisors, LLC (“Whitebox”) and Wolverine Asset

Management, LLC (“Wolverine”), each hold beneficial ownership (assuming conversion of the Convertible Notes) of 5% or more of the Company’s common stock. Additionally, Highbridge, Mudrick and Whitebox, as long as they remain holders of 10% or more of the Company’s common stock, have the right to nominate and designate one director pursuant to the Company’s stockholder agreement. As a result of their owning 5% or more of the Company’s common stock, Aristeia, Highbridge, Mudrick, Whitebox, and Wolverine are each considered a related party (the “Related Parties”) in accordance with ASC 850, Related Party Disclosures.

The following table provides the recorded interest expense by Related Party (in thousands):

	Year Ended December 31,
	2019	2018
Aristeia	$5,993	$4,394
Highbridge	9,325	6,934
Mudrick	23,743	17,766
Whitebox	15,607	11,444
Wolverine	2,906	2,130
Total related party interest expense	$57,574	$42,668

The following table provides debt balances by Related Party (in thousands):

	December 31,
	2019	2018
Aristeia	$50,905	$35,939
Highbridge	80,930	58,709
Mudrick	208,078	152,757
Whitebox	132,559	93,583
Wolverine	24,683	23,998
Total related party debt	$497,155	$364,986